Short-Term Borrowings (Schedule Of Short-Term Borrowings) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Commercial paper	$ 0.0		$ 0.0
Short-term Debt, Weighted Average Interest Rate		1.21%	0.70%
Short-term borrowings	$ 15.0		$ 0.0
Commercial Paper
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate	0.00%		0.00%
Revolving Credit Facility
Short-term Debt [Line Items]
Credit facilities borrowings	$ 0.0		$ 0.0
Short-term Debt, Weighted Average Interest Rate	0.00%		0.00%
CPPL | Revolving Credit Facility
Short-term Debt [Line Items]
Credit facilities borrowings	$ 15.0		$ 0.0
Short-term Debt, Weighted Average Interest Rate	1.28%		0.00%